Financial Instruments (Details 2) $ in Thousands	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Accounts payable and accrued liabilities	$ 1,894,000		$ 1,888
Qu?bec flow-through expenditure requirements	3,992	$ 7,290
Undiscounted lease payments	595,000	622,000
Total	6,481,000	9,800,000
Accounts payable and accrued liabilities	1,894,000	$ 1,888,000
Over 3 Years
Statement [Line Items]
Qu?bec flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	0
Accounts payable and accrued liabilities	0
?l?onore South Joint Venture
Statement [Line Items]
Qu?bec flow-through expenditure requirements	0
Undiscounted lease payments	346,000
Total	346,000
Accounts payable and accrued liabilities	0
Within 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	1,894,000
Qu?bec flow-through expenditure requirements	3,992,000
Undiscounted lease payments	249,000
Total	$ 6,135,000